RESTRICTED CASH (Details Textual) (USD $) In Thousands, unless otherwise specified			12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012 Piraeus Bank [Member] April 10, 2013 [Member]
Restricted Cash [Line Items]
Retention accounts	$ 1,311	$ 0
Payments For Trade Debt Of Vessels			282
Payments For Outstanding Loan Liabilities			$ 1,029